                    WADDELL & REED
                    FUNDS, INC.
                       Total Return Fund
                       Growth Fund
                       International Growth Fund
                       Asset Strategy Fund
                       Limited-Term Bond Fund
                       Municipal Bond Fund

                    SEMIANNUAL
                    REPORT
                    -------------------------------------------
                    For the six months ended September 30, 1995

This report is submitted for the general information of the shareholders of Waddell & Reed Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Funds, Inc. current prospectus.

PRESIDENT'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1995

Dear Shareholder:

     As President of your Fund, I would like to thank you for your continued confidence in our products and services. We strive to provide the best service possible to our shareholders: from the Fund's manager, to Waddell & Reed's customer service representatives, to your personal account representative and the Waddell & Reed office nearest you.

     While personalized service has become increasingly rare in the investment industry, we remain committed to locally based account representatives who provide the personal service you need. They are ready to assist you through regular reviews of your financial plan and to answer any financial questions you may have. Your account representative is anxious to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

     We want to help you open the door to a better financial future. We will continue to help you meet your specific financial needs through quality investment products and personalized service that makes the investment process more convenient and accessible for you.

     Should you have any questions about your account or other financial issues, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.



Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
TOTAL RETURN FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Current income while
securities convertible into             seeking capital
common stocks.                          growth.


Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that have a record
                                        of paying regular dividends on common
                                        stock and also have the potential for
                                        capital appreciation.  (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options, futures and other hedging
                                        techniques.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Total Return Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak may allow the Fund the
                                        opportunity to capture profits and
                                        attempt to cushion the impact of market
                                        declines.  The added flexibility
                                        provided by our CASH RESERVES STRATEGY,
                                        when deemed appropriate, may be used in
                                        the management of the portfolio.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY

        PER SHARE DATA
For the Six Months ended September 30, 1995
-------------------------------------------
NET ASSET VALUE ON
 9/30/95                        $15.22
 3/31/95                         12.73
                                ------
CHANGE PER SHARE                $ 2.49
                                ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-95           22.58%    25.58%
Period from 9-21-92*
  through 9-30-95                     14.72%    14.97%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, Total Return Fund had net assets totaling $145,765,923 invested in a diversified portfolio of:

   93.54% Common Stocks
    6.46% Cash and Cash Equivalents




As a shareholder of Total Return Fund, for every $100 you had invested on September 30, 1995, your Fund owned:

Basic Industries Stocks    $38.06
Technological Stocks        32.34
Consumer Stocks             19.19
Cash and Cash Equivalents    6.46
Financial Stocks             3.95

Not all holdings will be represented in the portfolio at all times.

---------------------------------------------------------------------------
These STOCK CATEGORIES are provided as a reference only. Not all categories or subcategories will be represented in a portfolio at all times. Refer to the following pages for a more detailed portfolio listing.

BASIC INDUSTRIES
  Airlines
  Automotive
  Building
  Chemicals Major
  Electrical Equipment
  Engineering and Construction
  Machinery
  Manufacturers
  Metals and Mining
  Multi-Industry
  Paper
  Precious Metals
  Railroad Equipment
  Railroads
  Shipping
  Steel
  Tire and Rubber
  Trucking

CONSUMER
  Beverages
  Consumer Electronics and Appliances
  Food and Related
  Hospital Management
  Household Products
  Leisure Time
  Packaging and Containers
  Publishing and Advertising
  Retailing
  Services, Consumer and Business
  Textiles and Apparel
  Tobacco

ENERGY AND ENERGY-RELATED
  Canadian Oil
  Coal
  Domestic Oil
  International Oil
  Oil Services
  Propane

FINANCIAL
  Banks and Savings and Loans
  Financial
  Insurance

PUBLIC UTILITIES
  Electric
  Gas
  Pipelines

TECHNOLOGICAL
  Aerospace
  Biotechnology and Medical Services
  Chemicals Specialty and Miscellaneous Technology
  Computers and Office Equipment
  Drugs and Hospital Supply
  Electronics
  Telecommunications

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS
Aerospace - 1.37%
 Boeing Company (The)  ...................    21,200 $  1,446,900
 Sundstrand Corporation  .................     8,600      556,850
   Total .................................              2,003,750

Airlines - 2.86%
 AMR Corporation*  .......................    13,400      966,475
 Southwest Airlines Co.  .................    82,650    2,086,913
 USAir Group, Inc.*  .....................    97,200    1,117,800
   Total .................................              4,171,188

Automotive - 5.24%
 Chrysler Corporation  ...................    36,800    1,950,400
 Dana Corporation  .......................    25,400      733,425
 Eaton Corporation  ......................    16,700      885,100
 Ford Motor Company  .....................    63,500    1,976,437
 General Motors Corporation  .............    33,400    1,565,625
 Magna International Group,
   Inc., Class A .........................    11,700      527,963
   Total .................................              7,638,950

Banks and Savings and Loans - 2.46%
 Citicorp  ...............................    25,100    1,775,825
 First Bank Systems, Inc.  ...............    16,700      803,687
 First Interstate Bancorp  ...............    10,000    1,007,500
   Total .................................              3,587,012

Beverages - 1.60%
 Pepsi-Cola Puerto Rico Bottling Co.,
   Class B* ..............................    48,500      630,500
 PepsiCo, Inc.  ..........................    33,400    1,703,400
   Total .................................              2,333,900

Biotechnology and Medical Services - 1.54%
 Medtronic, Inc.  ........................    26,800    1,440,500
 Ventritex, Inc.*  .......................    37,000      800,125
   Total .................................              2,240,625

Building - 5.52%
 Armstrong World Industries, Inc.  .......    30,100    1,670,550
 Centex Corporation  .....................    55,800    1,618,200
 Georgia-Pacific Corporation  ............    14,200    1,242,500
 Pulte Corporation  ......................    61,800    1,753,575
 Temple-Inland Inc.  .....................    11,700      623,025
 Weyerhaeuser Company  ...................    25,100    1,145,188
   Total .................................              8,053,038


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS(Continued)
Chemicals Major - 6.51%
 Air Products & Chemicals, Inc.  .........    38,400 $  2,001,600
 Albemarle Corporation  ..................    30,300      568,125
 Dow Chemical Company (The)  .............     8,400      625,800
 du Pont (E.I.) de Nemours and Company  ..    33,400    2,296,250
 PPG Industries, Inc.  ...................    41,800    1,943,700
 Praxair, Inc.  ..........................    33,400      893,450
 Union Carbide Corporation  ..............    29,200    1,160,700
   Total .................................              9,489,625

Chemicals Specialty and Miscellaneous Technology - 3.86%
 Crompton & Knowles Corporation  .........    43,500      647,063
 Geon Company (The)  .....................    40,700    1,037,850
 IMC Global, Inc.  .......................    12,800      811,200
 Polaroid Corporation  ...................    32,500    1,291,875
 WMX Technologies, Inc.  .................    20,000      570,000
 Xerox Corporation  ......................     9,400    1,263,125
   Total .................................              5,621,113

Computers and Office Equipment - 4.05%
 Computer Associates International, Inc.       2,500      528,125
 Discreet Logic Inc.*  ...................     5,000      273,750
 General Motors Corporation, Class E  ....    36,100    1,642,550
 International Business Machines
   Corporation ...........................    12,000    1,132,500
 Microsoft Corporation*  .................    10,000      905,620
 Oracle Systems Corporation*  ............    37,000    1,417,544
   Total .................................              5,900,089

Consumer Electronics and Appliances - 1.28%
 Harman International Industries,
   Incorporated ..........................     7,980      391,020
 Whirlpool Corporation  ..................    25,600    1,478,400
   Total .................................              1,869,420

Drugs and Hospital Supply - 1.02%
 Baxter International Inc.  ..............    17,900      736,137
 Merck & Co., Inc.  ......................    13,400      750,400
   Total .................................              1,486,537

Electrical Equipment - 2.41%
 Emerson Electric Co.  ...................    13,400      958,100
 General Electric Company  ...............    40,100    2,556,375
   Total .................................              3,514,475


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS(Continued)
Electronics - 12.02%
 AMP Incorporated  .......................    36,800 $  1,416,800
 Analog Devices, Inc.*  ..................    78,900    2,731,912
 Applied Materials, Inc.*  ...............    28,900    2,962,250
 cisco Systems, Inc.*  ...................    33,400    2,306,671
 Intel Corporation  ......................    51,100    3,075,556
 LSI Logic Corporation*  .................    54,400    3,141,600
 Linear Technology Corporation  ..........    18,400      764,741
 Molex Incorporated, Class A  ............    33,750    1,126,406
   Total .................................             17,525,936

Engineering and Construction - 0.84%
 Fluor Corporation  ......................    13,400      750,400
 Foster Wheeler Corporation  .............    13,400      474,025
   Total .................................              1,224,425

Financial - 1.49%
 Federal Home Loan Mortgage Corporation  .    16,700    1,154,387
 Federal National Mortgage Association  ..     9,900    1,024,650
   Total .................................              2,179,037

Food and Related - 0.76%
 CPC International Inc.  .................    16,700    1,102,200

Hospital Management - 1.54%
 Columbia/HCA Healthcare Corporation  ....    12,500      607,812
 Tenet Healthcare Corporation* ...........    33,400      580,325
 United HealthCare Corporation  ..........    21,700    1,060,588
   Total .................................              2,248,725

Household Products - 3.07%
 Colgate-Palmolive Company  ..............    20,000    1,332,500
 Gillette Company (The)  .................    33,400    1,590,675
 Procter & Gamble Company (The)  .........    20,100    1,547,700
   Total .................................              4,470,875

Leisure Time - 2.15%
 Walt Disney Company (The)  ..............    23,400    1,342,575
 McDonald's Corporation  .................    46,800    1,790,100
   Total .................................              3,132,675


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS(Continued)
Machinery - 6.13%
 Case Corporation  .......................    41,500 $  1,525,125
 Caterpillar Inc.  .......................    53,500    3,042,813
 Cooper Industries, Inc.  ................    16,200      571,050
 Deere & Company  ........................    22,900    1,863,487
 Ingersoll-Rand Company  .................    13,400      502,500
 Parker Hannifin Corporation  ............    20,000      760,000
 TRINOVA Corporation  ....................    20,000      675,000
   Total .................................              8,939,975

Multi-Industry - 2.14%
 ITT Corporation  ........................    25,100    3,112,400

Paper - 2.31%
 Bowater Incorporated  ...................    15,400      718,025
 International Paper Company  ............    40,100    1,684,200
 Union Camp Corporation  .................    16,700      962,338
   Total .................................              3,364,563

Railroads - 2.89%
 CSX Corporation  ........................    11,700      984,262
 Conrail Inc.  ...........................    20,000    1,375,000
 Norfolk Southern Corporation  ...........    10,000      747,500
 Union Pacific Corporation  ..............    16,700    1,106,375
   Total .................................              4,213,137

Retailing - 8.33%
 Circuit City Stores, Inc.  ..............    53,500    1,691,938
 Dayton-Hudson Corporation  ..............    15,500    1,176,062
 Gap, Inc. (The)  ........................    23,400      842,400
 General Nutrition, Incorporated*  .......    15,000      678,750
 Home Depot, Inc. (The)  .................    25,533    1,018,128
 Limited, Inc. (The)  ....................    25,100      476,900
 May Department Stores Company (The)  ....    33,400    1,461,250
 Nordstrom, Inc.  ........................    12,500      522,650
 OfficeMax, Inc.*  .......................    29,250      709,313
 Penney (J.C.) Company, Inc.  ............    22,600    1,121,525
 Tommy Hilfiger Corporation*  ............    49,400    1,605,500
 Wal-Mart Stores, Inc.  ..................    33,400      830,825
   Total .................................             12,135,241

Services, Consumer and Business - 0.46%
 Block (H & R), Inc.  ....................    17,500      665,000

Steel - 0.31%
 Nucor Corporation  ......................    10,000      447,500


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
TOTAL RETURN FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS(Continued)
Telecommunications - 8.48%
 ADC Telecommunications, Inc.*  ..........     4,000 $    182,500
 AT&T Corporation  .......................    16,700    1,098,025
 BellSouth Corporation  ..................    10,500      767,812
 General Instrument Corporation*  ........    26,200      786,000
 General Motors Corporation, Class H  ....     5,900      241,900
 MCI Communications Corporation  .........    62,700    1,634,087
 MFS Communications Company, Inc.*  ......    12,500      548,438
 Motorola, Inc.  .........................    56,800    4,338,100
 Telefonaktiebolaget LM Ericsson,
   Class B,  ADR .........................    66,800    1,632,392
 Vanguard Cellular Systems, Inc.,
   Class A* ..............................    44,500    1,134,750
   Total .................................             12,364,004

Tire and Rubber - 0.90%
 Goodyear Tire & Rubber Company (The)  ...    33,400    1,315,125

TOTAL COMMON STOCKS - 93.54%                         $136,350,540
 (Cost: $105,949,292)

TOTAL SHORT-TERM SECURITIES - 9.44%                  $ 13,752,853
 (Cost: $13,752,853)

TOTAL INVESTMENT SECURITIES - 102.98%                $150,103,393
 (Cost: $119,702,145)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.98%)    (4,337,470)

NET ASSETS - 100.00%                                 $145,765,923


               See Notes to Schedules of Investments on page 45.

SHAREHOLDER SUMMARY
--------------------------------------------------------------------------
GROWTH FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Capital appreciation.
securities convertible
into common stocks.

Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that offer above-
                                        average growth potential, including
                                        relatively new or unseasoned companies.
                                        (May purchase securities subject to
                                        repurchase agreements.  May invest in
                                        certain options, futures and other
                                        hedging techniques.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Growth Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak may allow the Fund the
                                        opportunity to capture profits and
                                        attempt to cushion the impact of market
                                        declines.  The added flexibility
                                        provided by our CASH RESERVES STRATEGY,
                                        when deemed appropriate, may be used in
                                        the management of the portfolio.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY

        PER SHARE DATA
For the Six Months Ended September 30, 1995
----------------------------------------
NET ASSET VALUE ON
 9/30/95                         $20.19
 3/31/95                          16.90
                                 ------
CHANGE PER SHARE                 $ 3.29
                                 ======


Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                ----------------------------
                                      With        Without
                                    CDSC**        CDSC***
                                    ------        -------
Period
------
1-year period ended 9-30-95           34.77%        37.77%
Period from 9-21-92*
  through 9-30-95                     28.07%        28.27%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, Growth Fund had net assets totaling $146,236,105 invested in a diversified portfolio of:

   72.98%  Common Stocks
   27.02%  Cash and Cash Equivalents

As a shareholder of Growth Fund, for every $100 you had invested on September 30, 1995, your Fund owned:

 $50.71  Technological Stocks
  27.02  Cash and Cash Equivalents
  19.58  Consumer Stocks
   2.08  Basic Industries Stocks
   0.61  Financial Stock

-----------------------------------------------------------------
These STOCK CATEGORIES are provided as a reference only. Not all categories or subcategories will be represented in a portfolio at all times. Refer to the following pages for a more detailed portfolio listing.

BASIC INDUSTRIES
  Airlines
  Automotive
  Building
  Chemicals Major
  Electrical Equipment
  Engineering and Construction
  Machinery
  Manufacturers
  Metals and Mining
  Multi-Industry
  Paper
  Precious Metals
  Railroad Equipment
  Railroads
  Shipping
  Steel
  Tire and Rubber
  Trucking

CONSUMER
  Beverages
  Consumer Electronics and Appliances
  Food and Related
  Hospital Management
  Household Products
  Leisure Time
  Packaging and Containers
  Publishing and Advertising
  Retailing
  Services, Consumer and Business
  Textiles and Apparel
  Tobacco

ENERGY AND ENERGY-RELATED
  Canadian Oil
  Coal
  Domestic Oil
  International Oil
  Oil Services
  Propane

FINANCIAL
  Banks and Savings and Loans
  Financial
  Insurance

PUBLIC UTILITIES
  Electric
  Gas
  Pipelines

TECHNOLOGICAL
  Aerospace
  Biotechnology and Medical Services
  Chemicals Specialty and Miscellaneous Technology
  Computers and Office Equipment
  Drugs and Hospital Supply
  Electronics
  Telecommunications

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS
Automotive - 1.57%
 Gentex Corporation*  ....................    50,000 $  1,200,000
 Superior Industries International, Inc.      40,700    1,093,812
   Total .................................              2,293,812

Biotechnology and Medical Services - 9.84%
 Daig Corporation*  ......................    20,000      477,500
 EP Technologies, Inc.*  .................   100,000    1,431,200
 OmniCare, Inc.  .........................    68,800    2,683,200
 Owen Healthcare, Inc.*  .................    50,000      815,600
 Pyxis Corporation*   ....................    60,000    1,158,720
 St. Jude Medical, Inc.*  ................    20,000    1,266,240
 STERIS Corporation*  ....................    70,000    2,948,750
 Tecnol Medical Products, Inc.*  .........    80,600    1,531,400
 Ventritex, Inc.*  .......................    60,000    1,297,500
 VidaMed, Inc.*  .........................   100,000      775,000
   Total .................................             14,385,110

Chemicals Specialty and Miscellaneous
 Technology - 0.40%
 Oakley, Inc.*  ..........................    19,600      580,650

Computers and Office Equipment - 24.45%
 Adobe Systems Incorporated  .............    60,000    3,116,220
 America Online, Inc.*  ..................    80,000    5,514,960
 Broderbund Software, Inc.*  .............    34,100    2,597,977
 Cerner Corporation*  ....................    60,000    2,040,000
 Electronic Arts Inc.*  ..................    24,000      880,488
 HCIA Inc.*  .............................    70,000    1,750,000
 Health Management Systems, Inc.*   ......    30,000      832,500
 Learning Company (The)*  ................    37,600    2,270,100
 Macromedia, Inc.*   .....................    30,100    1,719,463
 MapInfo Corporation*  ...................    50,000    1,031,250
 Medic Computer Systems, Inc.*  ..........    25,000    1,290,625
 Microsoft Corporation*  .................    10,000      905,620
 MicroTouch Systems, Inc.*  ..............    65,000    1,080,625
 Minnesota Educational Computing
   Corporation* ..........................    60,000    1,605,000
 Parametric Technology Corporation*  .....    60,000    3,705,000
 PHAMIS, Inc.*  ..........................    45,000    1,223,415
 Summit Medical Systems, Inc.*  ..........    45,000      663,750
 Synopsys, Inc.*  ........................    60,000    1,860,000
 Wonderware Corporation*   ...............    43,000    1,677,000
   Total .................................             35,763,993

Drugs and Hospital Supply - 3.33%
 Forest Laboratories, Inc.*  .............    50,000    2,225,000
 Watson Pharmaceuticals Inc.*  ...........    64,500    2,652,562
   Total .................................              4,877,562


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Electronics - 7.76%
 Atmel Corporation*   ....................    20,000 $    676,240
 Cascade Communications Corp.*  ..........    40,000    1,960,000
 Digital Link Corporation*   .............    41,600    1,081,600
 LSI Logic Corporation*  .................    40,000    2,310,000
 Micron Technology, Inc.  ................    50,000    3,975,000
 Silicon Valley Group, Inc.*  ............    35,000    1,349,670
   Total .................................             11,352,510

Financial - 0.61%
 Regional Acceptance Corporation*  .......    75,000      890,625

Hospital Management - 7.39%
 CRA Managed Care, Inc.*  ................    20,000      432,500
 Inphynet Medical Management Inc.*  ......    25,000      475,000
 PacifiCare Health Systems, Inc.*  .......    26,000    1,764,750
 Quorum Health Group, Inc.*  .............    50,000    1,125,000
 Sierra Health Services, Inc.*   .........    64,000    1,600,000
 Tenet Healthcare Corporation*  ..........    60,000    1,042,500
 United HealthCare Corporation  ..........    50,000    2,443,750
 Vencor, Incorporated*  ..................    60,000    1,920,000
   Total .................................             10,803,500

Retailing - 6.33%
 Books-A-Million, Inc.*  .................    50,000      890,600
 Hollywood Entertainment Corporation*  ...   100,000    2,143,700
 Movie Gallery, Inc.*  ...................    45,000    1,923,750
 Tiffany & Co.  ..........................    55,000    2,303,125
 Tractor Supply Company*   ...............    50,000      975,000
 Williams-Sonoma, Inc.*   ................    48,750    1,023,750
   Total .................................              9,259,925

Services, Consumer and Business - 4.10%
 Block (H & R), Inc.  ....................    50,000    1,900,000
 Fusion Systems Corporation*  ............    45,000    1,305,000
 Stewart Enterprises, Inc., Class A  .....    77,400    2,786,400
   Total .................................              5,991,400

Telecommunications - 4.93%
 ADC Telecommunications, Inc.*  ..........    40,000    1,825,000
 Ascend Communications, Inc.*  ...........    40,000    3,197,480
 MFS Communications Company, Inc.*  ......    50,000    2,193,750
   Total .................................              7,216,230

Textiles and Apparel - 1.76%
 Department 56, Inc.*  ...................    55,000    2,571,250


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Trucking - 0.51%
 Heartland Express, Inc.*  ...............    25,000 $    740,625

TOTAL COMMON STOCKS - 72.98%                         $106,727,192
 (Cost: $71,633,436)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 0.79%
 U.S. Bancorp,
   Master Note ...........................    $1,164    1,164,000

Financial - 14.16%
 B.A.T. Capital Corp.,
   5.75%, 10-27-95 .......................     2,845    2,833,185
 BHP Finance (U.S.A.) Inc.:
   5.75%, 10-4-95 ........................     3,480    3,478,332
   5.75%, 10-13-95 .......................     3,000    2,994,250
 Bell Atlantic Financial Services Inc.,
   5.73%, 10-6-95 ........................     2,085    2,083,341
 PHH Corp.,
   5.72%, 10-5-95 ........................     2,340    2,338,513
 Safeco Credit Company, Inc.,
   5.74%, 10-13-95 .......................     2,000    1,996,173
 Textron Financial Corp.,
   5.87%, 10-27-95 .......................     5,000    4,978,803
   Total .................................             20,702,597

Food and Related - 4.67%
 ConAgra, Inc.,
   5.82%, 10-13-95 .......................     2,970    2,964,238
 General Mills, Inc.,
   Master Note ...........................     1,180    1,180,000
 Sara Lee Corporation,
   Master Note ...........................     2,684    2,684,000
   Total .................................              6,828,238

Retailing - 3.41%
 K Mart Corporation,
   5.9%, 10-24-95 ........................     5,000    4,981,153

Telecommunications - 4.23%
 GTE Corporation,
   5.84%, 10-31-95 .......................     1,330    1,323,528
 NYNEX Corporation,
   5.81%, 10-23-95 .......................     4,875    4,857,691
   Total .................................              6,181,219


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
GROWTH FUND
SEPTEMBER 30, 1995

                                                            Value

TOTAL SHORT-TERM SECURITIES - 27.26%                 $ 39,857,207
 (Cost: $39,857,207)

TOTAL INVESTMENT SECURITIES - 100.24%                $146,584,399
 (Cost: $111,490,643)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.24%)      (348,294)

NET ASSETS - 100.00%                                 $146,236,105


               See Notes to Schedules of Investments on page 45.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
INTERNATIONAL GROWTH FUND

PORTFOLIO STRATEGY:
Normally at least 80% in    OBJECTIVE: Long-term appreciation
foreign securities.  Not               of capital with current
more than 75% in securities            income as a secondary
in any one country.                    consideration.

Maximum of 15% in currency   STRATEGY: Invests in securities
exchange contracts                     (common or preferred stocks
                                        and/or debt securities) issued
Cash Reserves                           by companies or governments of any
                                        nation, including the United States.
                                        Securities are selected for their
                                        potential to provide long-term growth.
                                        The Fund provides an opportunity to
                                        invest in foreign companies in many
                                        different industries.  (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options, futures and other hedging
                                        techniques.) International Growth Fund
                                        (formerly Global Income Fund) changed
                                        its name and investment objective
                                        effective April 20, 1995.


                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the International Growth Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak may allow the Fund the
                                        opportunity to capture profits and
                                        attempt to cushion the impact of market
                                        declines.  The added flexibility
                                        provided by our CASH RESERVES STRATEGY,
                                        when deemed appropriate, may be used in
                                        the management of the portfolio.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY

PERFORMANCE SUMMARY

        PER SHARE DATA
For the Six Months Ended September 30, 1995
----------------------------------------

DIVIDEND PAID                    $0.02
                                 =====

NET ASSET VALUE ON
 9/30/95                        $10.33
 3/31/95                          9.36
                                ------
CHANGE PER SHARE                $ 0.97
                                ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                 ---------------------------
                                      With         Without
                                    CDSC**         CDSC***
                                    ------         -------
Period
------
1-year period ended 9-30-95           10.14%         13.14%
Period from 9-21-92*
  through 9-30-95                      4.06%          4.36%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, international growth Fund had net assets totaling $16,485,264 invested in a diversified portfolio of:

            Basic           Techno-
       IndustriesConsumer logicalFinancial  Total
Germany    $11.31   $1.31                  $12.62
Sweden       3.35            3.26    3.93   10.54
Finland      5.80            2.00            7.80
United Kingdom1.56   2.55    2.54            6.65
Hong Kong    3.70                    2.11    5.81
Mexico       3.45            1.93            5.38
Netherlands          4.16                    4.16
Norway       3.85                            3.85
France       2.35                    1.24    3.59
Japan        1.99            1.53            3.52
Spain                        2.75            2.75
Korea                2.61                    2.61
Australia                            1.97    1.97
Indonesia    1.83                            1.83
Philippines          1.75                    1.75
Denmark              1.37                    1.37
Malaysia     0.65                            0.65
Total      $39.84  $13.75  $14.01   $9.25  $76.85


Not all holdings will be represented in the portfolio at all times.

---------------------------------------------------------------------------
These STOCK CATEGORIES are provided as a reference only. Not all categories or subcategories will be represented in a portfolio at all times. Refer to the following pages for a more detailed portfolio listing.

BASIC INDUSTRIES
  Airlines
  Automotive
  Building
  Chemicals Major
  Electrical Equipment
  Engineering and Construction
  Machinery
  Manufacturers
  Metals and Mining
  Multi-Industry
  Paper
  Precious Metals
  Railroad Equipment
  Railroads
  Shipping
  Steel
  Tire and Rubber
  Trucking

CONSUMER
  Beverages
  Consumer Electronics and Appliances
  Food and Related
  Hospital Management
  Household Products
  Leisure Time
  Packaging and Containers
  Publishing and Advertising
  Retailing
  Services, Consumer and Business
  Textiles and Apparel
  Tobacco

ENERGY AND ENERGY-RELATED
  Canadian Oil
  Coal
  Domestic Oil
  International Oil
  Oil Services
  Propane

FINANCIAL
  Banks and Savings and Loans
  Financial
  Insurance

PUBLIC UTILITIES
  Electric
  Gas
  Pipelines

TECHNOLOGICAL
  Aerospace
  Biotechnology and Medical Services
  Chemicals Specialty and Miscellaneous Technology
  Computers and Office Equipment
  Drugs and Hospital Supply
  Electronics
  Telecommunications

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS
Australia - 1.97%
 Westpac Banking Corp.  ..................    80,000  $   324,087

Denmark - 1.37%
 Copenhagen Airports A/S  ................     3,000      225,940

Finland - 7.80%
 Enso-Gutzeit Oy  ........................    20,000      169,293
 Kymmene Oy  .............................     6,700      206,800
 Metsa-Serla Oy, Series B  ...............     4,500      178,881
 Nokia Corporation, Series K  ............     4,700      329,701
 Tampella OY*  ...........................   125,000      400,435
   Total .................................              1,285,110

France - 3.59%
 Lapeyre S.A.  ...........................     2,800      147,309
 Pechiney International  .................    10,000      239,285
 UNION DES ASSURANCES FEDERALES   ........     2,000      205,159
   Total .................................                591,753

Germany - 11.31%
 GILDEMEISTER Aktiengesellschaft*  .......     4,000      466,093
 Herlitz International Trading AG  .......     1,500      578,417
 Mannesman AG  ...........................     2,500      820,561
   Total .................................              1,865,071

Hong Kong - 5.81%
 First Pacific Company Limited  ..........   300,000      320,111
 Guangdong Corporation Limited  ..........   484,000      289,522
 HSBC Holdings Plc .......................    25,000      347,595
   Total .................................                957,228

Indonesia - 1.83%
 Pt United Tractors -F  ..................   150,000      301,258

Japan - 3.52%
 Aloka Co. Ltd.  .........................     7,000       88,335
 Hitachi  ................................    30,000      327,091
 Kyocera Corporation  ....................     2,000      164,353
   Total .................................                579,779

Korea - 2.61%
 Samsung Electronics Co., Ltd., GDR (A)*       6,000      430,500

Malaysia - 0.65%
 Asiatic Development Berhad  .............   100,000      107,882


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Mexico - 5.38%
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B* ................    75,000      282,132
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS .....................    25,000  $   287,500
 Telefonos de Mexico, S.A. de C.V.,
   ADR ...................................    10,000      317,500
   Total .................................                887,132

Netherlands - 4.16%
 Philips Electronics N.V., NY Shares  ....     8,000      390,000
 Vendex International N.V., BDR  .........    10,000      296,158
   Total .................................                686,158

Norway - 3.85%
 Kvaerner a.s., Series A  ................    15,000      635,401

Philippines - 1.75%
 Universal Robina Corporation  ...........   600,000      287,853

Spain - 2.75%
 Telefonica de Espana, S.A.  .............    33,000      453,737

Sweden - 10.54%
 ASTRA AB, Class A  ......................    15,000      538,026
 Kinnevik AB, Series B  ..................     6,000      183,167
 Skandia Enskilda Banken, Class A  .......   100,000      648,085
 AB Volvo   ..............................    15,000      368,066
   Total .................................              1,737,344

United Kingdom - 6.65%
 BTR PLC  ................................    50,000      257,853
 Next plc  ...............................    38,500      246,770
 United Biscuits (Holdings) Public
   Limited Co. ...........................    40,000      173,745
 Vodafone Group Plc  .....................   100,000      418,567
   Total .................................              1,096,935

TOTAL COMMON STOCKS - 75.54%                          $12,453,168
 (Cost: $11,444,221)

PREFERRED STOCK - 1.31%
Germany
 Hornbach-Baumarkt AG  ...................       200  $   215,550
 (Cost: $258,741)


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES
Australia - 0.98%
 Queensland Treasury Corporation,
   12.0%, 5-15-97 (B) ....................     $A200  $   161,442

Sweden - 3.03%
 Kingdom of Sweden,
   10.75%, 1-23-97 (B) ...................  SEK3,400      498,460

TOTAL OTHER GOVERNMENT SECURITIES - 4.01%             $   659,902
 (Cost: $615,881)

UNITED STATES GOVERNMENT SECURITIES - 6.14%
 United States Treasury,
   7.25%, 8-31-96 ........................    $1,000  $ 1,012,660
 (Cost: $1,019,632)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED LOSS ON OPEN FORWARD
 CURRENCY CONTRACTS - (0.37%)
 Danish Krone, 3-25-96 (B)  ..............  DKr1,700  $   (60,315)

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
 Banks and Savings and Loans - 3.81%
 U.S. Bancorp,
   Master Note ...........................    $  629      629,000

 Food and Related - 5.63%
 General Mills, Inc.,
   Master Note............................       530      530,000
 Sara Lee Corporation,
   Master Note ...........................       398      398,000
   Total .................................                928,000

 Retailing - 1.87%
 Rite Aid Corp.,
   5.86%, 11-15-95 .......................       310      307,729

TOTAL SHORT-TERM SECURITIES - 11.31%                  $ 1,864,729
 (Cost: $1,864,729)


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
SEPTEMBER 30, 1995

                                                            Value

TOTAL INVESTMENT SECURITIES - 97.94%                  $16,145,694
 (Cost: $15,203,204)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.06%         339,570

NET ASSETS - 100.00%                                  $16,485,264


               See Notes to Schedules of Investments on page 45.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
ASSET STRATEGY FUND

Stocks 40%                 OBJECTIVE:   To seek high total return with
(can range from 10-60%)                 reduced risk over the
                                        long-term.
Bonds 40%
(can range from 20-60%)     STRATEGY:   Invests in stocks, bonds
                                        and short-term
Short-Term Instruments 20%              instruments, both in the
(can range from 0-70%)                  United States and abroad, which are
                                        allocated in a mix that varies based on
                                        the current outlook for the different
                                        markets.  (May purchase securities
                                        subject to repurchase agreements.  May
                                        invest in certain options, futures and
                                        other hedging techniques.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Asset Strategy Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak may allow the Fund the
                                        opportunity to capture profits and
                                        attempt to cushion the impact of market
                                        declines.  The added flexibility
                                        provided by our CASH RESERVES STRATEGY,
                                        when deemed appropriate, may be used in
                                        the management of the portfolio.

                             FOUNDED:   1995

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY(March, June, September, and
                                        December)

PERFORMANCE SUMMARY

        PER SHARE DATA
For the Six Months ended September 30, 1995
-------------------------------------------

DIVIDEND PAID                    $0.05
                                 =====

NET ASSET VALUE ON
 9/30/95                        $10.40
 4/20/95                         10.00
                                ------
CHANGE PER SHARE                $ 0.40
                                ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
Period from 4-20-95*
  through 9-30-95                      1.51%     4.51%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, Asset Strategy Fund had net assets totaling $6,792,081 invested in a diversified portfolio of:

   41.94% Cash and Cash Equivalents
   25.96% Common Stocks
   24.09% United States Government Securities
    8.01% Corporate Debt Securities




As a shareholder of Asset Strategy Fund, for every $100 you had invested on September 30, 1995, your Fund owned:

Cash and Cash Equivalents               $41.94
United States Government Securities      24.09
Consumer Stocks                           9.98
Corporate Debt Securities                 8.01
Technological Stocks                      7.02
Basic Industries Stocks                   5.90
Financial Stocks                          2.20
Energy and Energy-Related Stocks          0.86

Not all holdings will be represented in the portfolio at all times.

---------------------------------------------------------------------------
These STOCK CATEGORIES are provided as a reference only. Not all categories or subcategories will be represented in a portfolio at all times. Refer to the following pages for a more detailed portfolio listing.

BASIC INDUSTRIES
  Airlines
  Automotive
  Building
  Chemicals Major
  Electrical Equipment
  Engineering and Construction
  Machinery
  Manufacturers
  Metals and Mining
  Multi-Industry
  Paper
  Precious Metals
  Railroad Equipment
  Railroads
  Shipping
  Steel
  Tire and Rubber
  Trucking

CONSUMER
  Beverages
  Consumer Electronics and Appliances
  Food and Related
  Hospital Management
  Household Products
  Leisure Time
  Packaging and Containers
  Publishing and Advertising
  Retailing
  Services, Consumer and Business
  Textiles and Apparel
  Tobacco

ENERGY AND ENERGY-RELATED
  Canadian Oil
  Coal
  Domestic Oil
  International Oil
  Oil Services
  Propane

FINANCIAL
  Banks and Savings and Loans
  Financial
  Insurance

PUBLIC UTILITIES
  Electric
  Gas
  Pipelines

TECHNOLOGICAL
  Aerospace
  Biotechnology and Medical Services
  Chemicals Specialty and Miscellaneous Technology
  Computers and Office Equipment
  Drugs and Hospital Supply
  Electronics
  Telecommunications

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1995

                                              Shares        Value

COMMON STOCKS
Automotive - 0.92%
 Ford Motor Company  .....................     2,000     $   62,250

Banks and Savings and Loans - 2.20%
 Compass Bancshares, Inc.  ...............     2,700         83,700
 CoreStates Financial Corp.  .............     1,800         65,925
   Total..................................                  149,625

Beverages - 0.62%
 Buenos Aires Embotelladora S.A., ADR  ...     1,800         41,850

Biotechnology and Medical Services - 0.71%
 Genentech, Inc.* ........................     1,000         48,625

Chemicals Specialty and Miscellaneous Technology - 1.89%
 Crompton & Knowles Corporation  .........     3,300         49,088
 Geon Company (The) ......................     3,100         79,050
   Total..................................                  128,138

Consumer Electronics and Appliances - 2.12%
 Samsung Electronics Co., Ltd., GDR (A)* .     2,000        143,500
 Samsung Electronics Co., Ltd.,
   GDR, New (A)*..........................         6            418
   Total..................................                  143,918

Domestic Oil - 0.86%
 Enron Oil & Gas Company  ................     2,700         58,725

Electronics - 4.42%
 Burr-Brown Corporation*  ................     8,000        300,000

Engineering and Construction - 1.47%
 Empresas ICA Sociedad Controladora, S.A.
   de C.V., ADS ..........................     8,700        100,050

Hospital Management - 3.83%
 LTC Properties, Inc.  ...................     6,300         91,350
 PacifiCare Health Systems, Inc.* ........     1,700        115,388
 United HealthCare Corporation  ..........     1,100         53,762
   Total..................................                  260,500

Machinery - 0.70%
 Keystone International, Inc.  ...........     2,200         47,300

Paper - 0.80%
 James River Corporation of Virginia  ....     1,700         54,400

Railroads - 2.01%
 Kansas City Southern Industries, Inc.  ..     3,000        136,500


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1995

                                              Shares        Value
COMMON STOCKS (Continued)
Retailing - 2.39%
 Melville Corporation  ...................     4,700     $  162,150

Services, Consumer and Business - 1.02%
 Dun & Bradstreet Corporation (The) ......     1,200         69,450

TOTAL COMMON STOCKS - 25.96%                             $1,763,481
 (Cost: $1,661,837)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Electronics - 3.00%
 VLSI Technology, Inc.,
   8.25%, 10-1-2005 ......................      $200        204,000

Leisure Time - 5.01%
 Time Warner Inc.,
   8.75%, 1-10-2015 ......................       100        104,500
 Viacom International, Inc.,
   9.125%, 8-15-99 .......................       225        235,688
   Total .................................                  340,188

TOTAL CORPORATE DEBT SECURITIES - 8.01%                  $  544,188
 (Cost: $540,158)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   6.125%, 5-31-97 .......................       400        401,564
   5.875%, 6-30-2000 .....................       400        397,812
   9.125%, 5-15-2018 .....................       650        836,465

TOTAL UNITED STATES GOVERNMENT
   SECURITIES - 24.09%                                   $1,635,841
 (Cost: $1,596,956)

SHORT-TERM SECURITIES
Banks and Savings and Loans - 0.22%
 U.S. Bancorp,
   Master Note ...........................        15         15,000

Consumer Electronics and Appliances - 2.93%
 Whirlpool Corporation,
   5.75%, 10-27-95 .......................       200        199,169


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Financial - 10.27%
 B.A.T. Capital Corp.,
   5.75%, 10-27-95 .......................      $200     $  199,169
 Dana Credit Corp.,
   5.87%, 10-23-95 .......................       200        199,283
 GTE Finance Corporation,
   5.83%, 10-23-95 .......................       200        199,287
 Merrill Lynch & Co., Inc.,
   5.75%, 10-19-95 .......................       100         99,713
   Total .................................                  697,452

Food and Related - 6.92%
 General Mills, Inc.,
   Master Note ...........................       232        232,000
 Sara Lee Corporation,
   Master Note ...........................       238        238,000
   Total .................................                  470,000

Public Utilities - Electric - 2.93%
 Dominion Resources, Inc.,
   5.83%, 10-31-95 .......................       200        199,028

Railroad - 3.67%
 Burlington Northern Railroad Co.,
   5.88%, 10-18-95 .......................       250        249,306

Retailing - 5.28%
 K Mart Corporation,
   5.9%, 10-16-95 ........................       200        199,508
 Rite Aid Corp.,
   5.86%, 11-15-95 .......................       160        158,828
   Total .................................                  358,336

Telecommunications - 2.94%
 BellSouth Telecommunications Inc.,
   5.71%, 10-11-95 .......................       200        199,683

Tobacco - 3.52%
 Philip Morris Capital Corp.,
   5.72%, 10-20-95 .......................       240        239,276

TOTAL SHORT-TERM SECURITIES - 38.68%                     $2,627,250
 (Cost: $2,627,250)


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
ASSET STRATEGY FUND
SEPTEMBER 30, 1995

                                                            Value

TOTAL INVESTMENT SECURITIES - 96.74%                     $6,570,760
 (Cost: $6,426,201)

CASH AND OTHER ASSETS, NET OF
 LIABILITIES - 3.26%                                        221,321

NET ASSETS - 100.00%                                     $6,792,081


               See Notes to Schedules of Investments on page 45.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
LIMITED-TERM BOND FUND

PORTFOLIO STRATEGY:
                           OBJECTIVE:   High level of current income
Dollar-weighted average                 consistent with
maturity of portfolio is                preservation of capital.
between two and five years.

At least 65% investment-grade
bonds.
                            STRATEGY:   Invests primarily in debt securities of
                                        investment grade, including debt
                                        securities issued or guaranteed by the
                                        U.S. Government or its agencies or
                                        instrumentalities, with the portfolio
                                        having a dollar-weighted average
                                        maturity of not less than two years, but not more than five years. (May purchase securities subject to repurchase agreements. May invest in certain options, futures and other hedging techniques.)

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY

        PER SHARE DATA
For the Six Months Ended September 30, 1995
-------------------------------------------

DIVIDENDS PAID                  $ 0.21
                                ======

NET ASSET VALUE ON
 9/30/95                        $10.03
 3/31/95                          9.70
                                ------
CHANGE PER SHARE                $ 0.33
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-95            5.93%     8.93%
Period from 9-21-92*
  through 9-30-95                      3.70%     4.00%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, Limited-Term Bond Fund had net assets totaling $12,864,532 invested in a diversified portfolio of:

   94.98% Bonds
    5.02% Cash and Cash Equivalents




As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on September 30, 1995, your Fund owned:

Corporate Bonds            $63.11
U.S. Government Securities  31.87
Cash and Cash Equivalents    5.02


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Airlines - 3.39%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................      $400  $   436,384

Banks and Savings and Loans - 5.12%
 First Chicago Corporation,
   9.875%, 7-1-99 ........................       302      333,384
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       300      324,690
   Total .................................                658,074

Chemicals Specialty and Miscellaneous
 Technology - 2.83%
 Polaroid Corporation,
   8.0%, 3-15-99 .........................       350      363,608

Domestic Oil - 3.51%
 BP America Inc.,
   9.5%, 1-1-98 ..........................       225      240,318
 Phillips Petroleum Company,
   9.5%, 11-15-97 ........................       200      211,300
   Total .................................                451,618

Drugs and Hospital Supply - 2.44%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................       300      313,545

Financial - 18.88%
 Associates Corporation of North America,
   8.25%, 12-1-99 ........................       300      318,960
 Avco Financial Services, Inc.,
   7.375%, 8-15-2001 .....................       300      311,220
 Chrysler Financial Corporation,
   8.125%, 12-15-96 ......................       535      544,518
 Ford Motor Credit Company,
   4.3%, 7-15-98 .........................       123      121,683
 General Motors Acceptance Corporation:
   6.375%, 9-23-97 .......................        50       50,037
   7.75%, 1-15-99 ........................       500      515,555
 Household Finance Corporation,
   9.0%, 9-28-2001 .......................       285      313,318
 United States Leasing International, Inc.,
   8.75%, 5-1-96 .........................       250      254,005
   Total .................................              2,429,296


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Food and Related - 1.95%
 ConAgra, Inc.,
   9.75%, 11-1-97 ........................      $236  $   250,361

Insurance - 2.76%
 CIGNA Corporation,
   8.0%, 9-1-96 ..........................       350      354,823

International Oil - 3.01%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................       360      387,677

Public Utilities - Electric - 0.77%
 Connecticut Light & Power Company (The),
   6.5%, 1-1-98 ..........................       100       99,727

Public Utilities - Pipelines - 2.45%
 Tennessee Gas Pipeline Company,
   9.25%, 5-15-96 ........................       310      315,261

Railroads - 2.37%
 CSX Transportation,
   8.4%, 8-1-96 ..........................       300      305,187

Retailing - 7.40%
 Dillard Department Stores, Inc.,
   8.75%, 6-15-98 ........................       100      105,878
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       300      321,366
 Sears, Roebuck and Co.,
   8.2%, 4-15-99 .........................       500      525,205
   Total .................................                952,449

Telecommunications - 3.66%
 GTE Corporation,
   8.85%, 3-1-98 .........................       350      368,844
 Southwestern Bell Telephone Company,
   8.3%, 6-1-96 ..........................       100      101,388
   Total .................................                470,232


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Textiles and Apparel - 2.57%
 Fruit of the Loom, Inc.,
   7.875%, 10-15-99 ......................      $318  $   330,125

TOTAL CORPORATE DEBT SECURITIES - 63.11%              $ 8,118,367
 (Cost: $8,010,822)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.75%, 7-15-2003 ......................        59       59,131
   5.5%, 4-15-2013 .......................       100       98,781
   5.5%, 9-15-2013 .......................       100       99,093
   6.4%, 2-15-2018 .......................       250      243,905
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................       420      411,816
   8.0%, 2-1-2008 ........................       296      303,919
   6.0%, 1-1-2009 ........................       349      338,488
   6.0%, 2-1-2009 ........................       352      341,004
   7.0%, 9-25-2020 .......................        56       56,611
 Government National Mortgage Association:
   6.5%, 10-15-2008 ......................       269      266,316
   7.0%, 7-15-2010 .......................       487      490,249
 United States Treasury:
   5.625%, 8-31-97 .......................       400      398,376
   5.375%, 5-31-98 .......................       300      296,061
   5.5%, 4-15-2000........................       300      294,141
   6.25%, 2-15-2003 ......................       400      402,248

TOTAL UNITED STATES GOVERNMENT SECURITIES - 31.87%    $ 4,100,139
 (Cost: $4,151,873)

TOTAL SHORT-TERM SECURITIES - 3.75                    $   483,000
 (Cost: $483,000)

TOTAL INVESTMENT SECURITIES - 98.73%                  $12,701,506
 (Cost: $12,645,695)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.27%         163,026

NET ASSETS - 100.00%                                  $12,864,532


               See Notes to Schedules of Investments on page 45.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
MUNICIPAL BOND FUND

PORTFOLIO STRATEGY:
Minimum 80%                OBJECTIVE:   Income which is not subject
Municipal Bonds.                        to Federal income taxation.
                                        (Income may be subject to state
Maximum 5% non-investment               and local taxes, and a portion
grade debt securities.                  may be subject to Federal taxes,
                                        including alternative minimum
Less than 25% of its assets             tax.)
in securities of issuers
located in any single state.

                            STRATEGY:   Invests in municipal bonds (debt
                                        securities the interest on which is
                                        generally exempt from Federal income
                                        tax).  (May invest in certain options,
                                        futures and other hedging techniques.)

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY

        PER SHARE DATA
For the Six Months Ended September 30, 1995
----------------------------------------

DIVIDENDS PAID                   $0.22
                                 =====

NET ASSET VALUE ON
    9/30/95                      $10.48
    3/31/95                       10.30
                                 ------
CHANGE PER SHARE                 $ 0.18
                                 ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 9-30-95            6.63%     9.63%
Period from 9-21-92*
  through 9-30-95                      5.79%     6.09%

   *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, Municipal Bond Fund had net assets totaling $29,460,442 invested in a diversified portfolio.



As a shareholder of Municipal Bond Fund, for every $100 you had invested on September 30, 1995, your Fund owned:

Other Municipal Bonds           $16.22
Hospital Revenue Bonds           14.88
Industrial Revenue Bonds         13.28
Transportation Revenue Bonds     11.27
Resource Recovery Revenue Bonds   8.43
Public Power Revenue Bonds        6.65
Housing Revenue Bonds             6.04
Cash and Cash Equivalents         5.64
Special Tax Bonds                 5.10
Water & Sewer Revenue Bonds       4.82
Airport Revenue Bonds             4.32
Student Loan Bonds                3.35


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ARIZONA - 0.91%
 City of Bullhead City, Arizona, Bullhead
   Parkway Improvement District,
   Improvement Bonds,
   6.1%, 1-1-2013 ........................    $  270  $   268,987

ARKANSAS - 1.30%
 Baxter County, Arkansas, Industrial Development
   Revenue Refunding Bonds (Aeroquip Corporation
   Project), Series 1993,
   5.8%, 10-1-2013 .......................       400      384,000

CALIFORNIA - 10.60%
 Sacramento County Sanitation Districts
   Financing Authority, 1993 Revenue Bonds,
   5.125%, 12-1-2013 .....................     1,275    1,166,625
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (C) ....................     2,000    1,077,500
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 2, Refunding
   Tax Allocation Bonds, Series 1993,
   6.0%, 10-1-2013 .......................       500      470,000
 Certificates of Participation, City of Upland,
   California to San Antonio Community Hospital,
   1993 Series,
   5.0%, 1-1-2018 ........................       500      407,500
   Total .................................              3,121,625

COLORADO - 3.96%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1994A,
   7.4%, 11-15-2004 ......................     1,000    1,102,500
   Series 1991A,
   0.0%, 11-15-2003 ......................       100       63,125
   Total .................................              1,165,625

FLORIDA - 4.52%
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-2013 ......................       965      908,306
 Mid-Bay Bridge Authority (Florida),
   Revenue Refunding Bonds, Series 1993A,
   6.0%, 10-1-2013 .......................       300      288,375


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
 Hillsborough County, Florida, Capital
   Improvement Non-Ad Valorem Revenue Bonds
   (County Center Project), Second
   Series 1992,
   6.75%, 7-1-2022 .......................    $  125  $   134,375
   Total .................................              1,331,056

GEORGIA - 3.36%
 Hospital Authority of Albany-Dougherty
   County, Georgia, Revenue Bonds (Phoebe
   Putney Memorial Hospital), Series 1993,
   5.7%, 9-1-2013 ........................     1,000      991,250

GUAM - 0.84%
 Guam Power Authority, Revenue Bonds,
   1992 Series A,
   6.3%, 10-1-2022 .......................       250      248,125

ILLINOIS - 5.27%
 Illinois Health Facilities Authority,
   Revenue Bonds, Series 1993 (OSF
   Healthcare System),
   5.75%, 11-15-2007 .....................       700      695,625
 City of Quincy, Adams County, Illinois,
   Revenue Bonds, Series 1993
   (Blessing Hospital),
   6.0%, 11-15-2018 ......................       500      468,750
 Illinois Development Finance Authority,
   Local Government Program Revenue Bonds,
   Series 1993 (Village of Maywood Project),
   6.0%, 1-1-2008 ........................       400      388,500
   Total .................................              1,552,875

INDIANA - 2.98%
 City of Sullivan, Indiana, Pollution
   Control Revenue Refunding Bonds
   (Indiana-Michigan Power Company Project),
   Series C,
   5.95%, 5-1-2009 .......................       500      487,500
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana),
   First Mortgage Bonds, Series 1993A,
   5.5%, 1-15-2016 .......................       400      391,500
   Total .................................                879,000


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
IOWA - 1.16%
 Scott County, Iowa, Refunding Certificates
   of Participation (County Golf Course
   Project, Series 1993),
   6.2%, 5-1-2013 ........................    $  340  $   342,125

KANSAS - 0.78%
 City of Lawrence, Kansas,
   Multifamily Housing Development
   Revenue Refunding Bonds (Brandon Woods,
   Inc. Project), Series 1993,
   6.625%, 4-1-2012 ......................       225      228,938

LOUISIANA - 1.43%
 Parish of St. Charles, State of Louisiana:
   Pollution Control Revenue Bonds (Union
   Carbide Project), Series 1992,
   7.35%, 11-1-2022 ......................       200      211,750
   Solid Waste Disposal Revenue Bonds
   (Louisiana Power & Light Company Project),
   Series 1992-A,
   7.0%, 12-1-2022 .......................       200      208,250
   Total .................................                420,000

MARYLAND - 9.21%
 Northeast Maryland Waste Disposal
   Authority, Solid Waste Revenue Bonds
   (Montgomery County Resource Recovery
   Project), Series 1993A:
   6.3%, 7-1-2016 ........................       700      700,000
   6.2%, 7-1-2010 ........................       665      673,312
 Prince George's County, Maryland,
   Project and Refunding Revenue Bonds
   (Dimensions Health Corporation Issue),
   Series 1994,
   5.375%, 7-1-2014 ......................     1,000      892,500


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MARYLAND (Continued)
 Maryland Health and Educational Facilities
   Authority, Project and Refunding Revenue
   Bonds, Doctors Community Hospital Issue,
   Series 1993,
   5.75%, 7-1-2013 .......................    $  500  $   446,250
   Total .................................              2,712,062

MICHIGAN - 3.02%
 Michigan State Hospital Finance
   Authority, Hospital Revenue Refunding
   Bonds (Crittenton Hospital),
   Series 1994A,
   5.25%, 3-1-2014 .......................     1,000      890,000

MISSOURI - 0.86%
 City of Ste. Genevieve, Missouri, Waterworks
   Revenue Bonds, Series 1993,
   6.6%, 2-1-2013 ........................       250      254,063

NEBRASKA - 1.70%
 Nebraska Higher Education Loan Program, Inc.,
   Senior Subordinate Bonds, Series A-SA,
   6.2%, 6-1-2013 ........................       500      500,000

NEW MEXICO - 5.10%
 City of Albuquerque, New Mexico, Gross
   Receipts/Lodgers' Tax Refunding and
   Improvement Revenue Bonds, Series 1991B,
   0.0%, 7-1-2013 ........................     4,500    1,501,875

NEW YORK - 6.99%
 New York State Thruway Authority,
   Local Highway and Bridge Service
   Contract Bonds, Series 1995,
   6.25%, 4-1-2014 .......................     1,400    1,405,250
 New York State Thruway Authority,
   Local Highway and Bridge Service
   Contract Bonds, Series 1993,
   5.25%, 4-1-2013 .......................       500      451,875
 Onondaga County Resource Recovery Agency,
   Project Revenue Bonds (Resource Recovery
   Facility - 1992 Series),
   7.0%, 5-1-2015 ........................       200      203,000
   Total .................................              2,060,125


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NORTH CAROLINA - 3.63%
 North Carolina Eastern Municipal Power
   Agency, Power System Revenue Bonds,
   Refunding Series 1993 B,
   7.0%, 1-1-2008 ........................    $1,000  $ 1,070,000

OHIO - 2.78%
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................       750      820,312

OKLAHOMA - 2.46%
 Tulsa Public Facilities Authority
   (Oklahoma), Assembly Center Lease Payment
   Revenue Bonds, Refunding Series 1985:
   6.2%, 11-1-2012 .......................       500      506,250
   6.6%, 7-1-2014 ........................       200      217,250
   Total .................................                723,500

PUERTO RICO - 4.97%
 Puerto Rico Highway and Transportation
   Authority, Highway Revenue Bonds
   (Series W),
   5.5%, 7-1-2008 ........................     1,500    1,464,375

TENNESSEE - 3.55%
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................     1,000    1,046,250

TEXAS - 6.45%
 Port of Corpus Christi, Authority of
   Nueces County, Texas, Pollution Control
   Revenue Bonds (Hoechst Celanese Corporation
   Project), Series 1992,
   6.875%, 4-1-2017 ......................     1,000    1,058,750
 Sabine River Authority of Texas,
   Collateralized Pollution Control
   Revenue Refunding Bonds (Texas
   Utilities Electric Company Project),
   Series 1993B,
   5.85%, 5-1-2022 .......................       800      733,000
 Alliance Airport Authority, Inc.,
   Special Facilities Revenue Bonds,
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-2011 .......................       100      107,125
   Total .................................              1,898,875


               See Notes to Schedules of Investments on page 45.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
VIRGINIA - 3.35%
 Virginia Education Loan Authority (A
   Political Subdivision of the Commonwealth
   of Virginia), Student Loan Program
   Revenue Bonds, Series C Bonds,
   5.75%, 9-1-2010 .......................    $1,000  $   986,250

WASHINGTON - 3.18%
 Housing Authority of the County of King,
   Pooled Housing Refunding Revenue Bonds,
   Series 1995A,
   6.8%, 3-1-2026 ........................       500      504,375
 Washington Public Power Supply System,
   Nuclear Project No. 1, Refunding
   Revenue Bonds,
   Series 1989A,
   6.0%, 7-1-2017 ........................       450      431,438
   Total .................................                935,813

TOTAL MUNICIPAL BONDS - 94.36%                        $27,797,106
 (Cost: $27,360,900)

TOTAL SHORT-TERM SECURITIES - 3.95%                   $ 1,164,000
 (Cost: $1,164,000)

TOTAL INVESTMENT SECURITIES - 98.31%                  $28,961,106
 (Cost: $28,524,900)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.69%         499,336

NET ASSETS - 100.00%                                  $29,460,442


               See Notes to Schedules of Investments on page 45.

WADDELL & REED FUNDS, INC.
SEPTEMBER 30, 1995


Notes to Schedules of Investments

* No income dividends were paid during the preceding 12 months.

(A) As of September 30, 1995, the following restricted security was owned by the International Growth Fund:

                   Acquisition                          Market
     Security         Date        Shares    Cost        Value
     --------      -----------    ------    ------     -------
     Samsung Electronics Co.,
       Ltd., GDR       4/24/95     4,000  $184,400    $287,000
                       5/17/95       500    25,925      35,875
                       7/26/95     1,500    92,063     107,625
                                          --------    --------
                                          $302,388    $430,500
                                          --------    --------

     The total market value of restricted securities represents approximately 2.61% of the total net assets at September 30, 1995.


     As of September 30, 1995, the following restricted securities were owned by the Asset Strategy Fund:
                   Acquisition                          Market
     Security         Date        Shares    Cost        Value
     --------      -----------    ------    ------     -------
     Samsung Electronics Co.,
       Ltd., GDR       7/06/95       500  $ 27,375    $ 35,875
                       8/21/95     1,500    87,750     107,625
     Samsung Electronics Co.,
       Ltd., GDR, New  8/17/95         6       351         419
                                          --------    --------
                                          $115,476    $143,919
                                          ========    ========

     The total market value of restricted securities represents approximately 2.12% of the total net assets at September 30, 1995.

(B) Principal amounts are denominated in the indicated foreign currency where applicable ($A - Australian Dollar, SEK - Swedish Krona, DKr - Danish Krone).

(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995               Total            International
                                Return      Growth      Growth
                                  Fund        Fund        Fund
Assets                    ------------ ----------- -----------
 Investment securities--at
   value (Notes 1 and 4)  $150,103,393$146,584,399 $16,145,694
 Cash   ..............           7,633       6,079       4,741
 Receivables:
   Fund shares sold ..         585,782     626,978      94,525
   Dividends and interest      186,909      45,145      79,633
   Investment securities
    sold  ............             ---         ---     334,500
 Unamortized organization
   expenses (Note 2) .          13,037      13,037      13,037
 Prepaid registration fees
   (Note 2)                        ---         ---         ---
 Prepaid insurance premium       2,712       2,712         720
 Other assets                      ---         ---         ---
                          ------------------------ -----------
    Total assets           150,899,466 147,278,350  16,672,850
Liabilities               ------------ ----------- -----------
 Payable for investment
   securities purchased      4,655,328     414,575     102,735
 Payable for Fund shares
   redeemed ..........         328,444     475,110      52,136
 Accrued service fee .          81,233      78,675       5,535
 Organization expenses
   payable ...........          13,037      13,037      13,037
 Accrued transfer agency
   and dividend disbursing      20,110      23,314       2,654
 Accrued distribution
   fee  ..............           5,981       5,998         675
 Prepaid registration
   expenses payable ..             ---         ---         ---
 Dividends payable  ..             ---         ---         ---
 Accrued accounting
   services fee ......           3,333       3,333         833
 Other  ..............          26,077      28,203       9,981
                          ------------------------ -----------
    Total liabilities        5,133,543   1,042,245     187,586
                          ------------------------ -----------
      Total net assets    $145,765,923$146,236,105 $16,485,264
Net Assets                ======================== ===========
 $0.01 par value capital stock
   Capital stock .....    $     95,777$     72,424 $    15,954
   Additional paid-in
    capital  .........     115,628,848 107,169,582  15,548,383
 Accumulated undistributed
   income (loss):
   Accumulated undistributed
    net investment income
    (loss)  ..........         (73,308)   (140,763)    170,268
   Accumulated undistributed
    net realized gain (loss)
    on investments  ..        (286,642)  4,041,106    (192,945)
   Net unrealized appreciation
    of investments at end
    of period  .......      30,401,248  35,093,756     943,604
                          ------------------------ -----------
    Net assets applicable to
      outstanding units
      of capital .....    $145,765,923$146,236,105 $16,485,264
                          ======================== ===========
Net asset value, redemption
 and offering price
 per share ...........          $15.22      $20.19      $10.33
                                ======      ======       =====
Capital shares outstanding   9,577,682   7,242,377   1,595,380
Capital shares authorized  500,000,000 500,000,000 500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995               Asset    Limited-   Municipal
                              Strategy   Term Bond        Bond
                                  Fund        Fund        Fund
Assets                    ------------ ----------- -----------
 Investment securities--at
   value (Notes 1 and 4)    $6,570,760 $12,701,506 $28,961,106
 Cash   ..............           3,324       4,349       4,029
 Receivables:
   Fund shares sold ..         189,628      18,356     219,747
   Dividends and interest       49,038     219,215     469,290
   Investment securities
    sold  ............             ---         ---         ---
 Unamortized organization
   expenses (Note 2) .             696      13,037      13,037
 Prepaid registration fees      13,801         ---         ---
 Prepaid insurance premium         128         720       1,168
 Other assets                      ---         ---         487
                          ------------------------ -----------
    Total assets             6,827,375  12,957,183  29,668,864
Liabilities               ------------ ----------- -----------
 Payable for investment
   securities purchased            ---         ---         ---
 Payable for Fund shares
   redeemed ..........          10,295      61,234     157,966
 Accrued service fee .           2,663       7,127      16,342
 Organization expenses
   payable ...........             696      13,037      13,037
 Accrued transfer agency
   and dividend disbursing         994       2,547       3,680
 Accrued distribution
   fee  ..............             277         529       1,205
 Prepaid registration
   expenses payable ..          13,801         ---         ---
 Dividends payable  ..             ---       4,114       9,318
 Accrued accounting
   services fee ......             ---         833       1,667
 Other  ..............           6,568       3,230       5,207
                          ------------------------ -----------
    Total liabilities           35,294      92,651     208,422
                          ------------------------ -----------
      Total net assets      $6,792,081 $12,864,532 $29,460,442
Net Assets                ======================== ===========
 $0.01 par value capital stock
   Capital stock .....      $    6,528 $    12,830 $    28,124
   Additional paid-in
    capital  .........       6,631,159  12,813,202  29,874,418
 Accumulated undistributed
   income (loss):
   Accumulated undistributed
    net investment income
    (loss)  ..........           8,602         ---         ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ..           1,233     (17,311)   (878,306)
   Net unrealized appreciation
    of investments at end
    of period   ......         144,559      55,811     436,206
                          ------------------------ -----------
    Net assets applicable to
      outstanding units
      of capital .....      $6,792,081 $12,864,532 $29,460,442
                          ======================== ===========
Net asset value, redemption
 and offering price
 per share ...........          $10.40      $10.03      $10.48
                                ======      ======       =====
Capital shares outstanding     652,849   1,283,048   2,812,428
Capital shares authorized  500,000,000 500,000,000 500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended SEPTEMBER 30, 1995
                                 Total            International
                                Return      Growth      Growth
                                  Fund        Fund        Fund
Investment Income         ------------ ----------- -----------
 Income:
   Interest ..........     $   253,734 $ 1,105,878  $  166,551
   Dividends .........         941,899      52,832      90,851
                           ----------- -----------  ----------
    Total income  ....       1,195,633   1,158,710     257,402
                           ----------- -----------  ----------
 Expenses (Notes 2 and 3):
   Distribution fees .         474,605     457,879      50,987
   Investment management fee   445,481     489,734      53,630
   Service fee .......         154,756     147,797      10,087
   Transfer agency and
    dividend disbursing        102,987     118,454      12,424
   Registration fees..          18,179      19,488      11,420
   Accounting services fee      20,000      20,000       5,000
   Custodian fees ....           6,066       5,161      16,513
   Audit fees ........           7,712       6,389       5,233
   Amortization of organization
    expenses  ........           3,259       3,259       3,259
   Amortization of prepaid
    registration fees              ---         ---         ---
   Legal fees ........           3,230       3,041       1,641
   Other .............          32,666      34,782       6,354
                          ------------------------ -----------
    Total expenses  ..       1,268,941   1,305,984     176,548
                          ------------------------ -----------
      Net investment income
       (loss) ........         (73,308)   (147,274)     80,854
                          ------------------------ -----------
Realized and Unrealized Gain
 (Loss) on Investments
 Realized net gain
   on securities......         598,151   2,234,613     126,697
 Realized net gain
   from foreign currency
   transactions ......             ---         ---     112,447
 Realized net loss on
   forward currency and
   futures contracts
   closed ............             ---         ---     (51,607)
                          ------------------------ -----------
   Realized net gain
    (loss) on investments      598,151   2,234,613     187,537
                          ------------------------ -----------
 Unrealized appreciation
   in value of securities
   during the period .      21,050,337  19,899,420   1,022,244
 Unrealized depreciation from
   translation of assets and
   liabilities in foreign
   currencies.........             ---         ---      (8,187)
 Unrealized appreciation on
   forward currency
   contracts during the
   period ............             ---         ---      26,656
                          ------------------------ -----------
   Unrealized appreciation  21,050,337  19,899,420   1,040,713
                          ------------------------ -----------
    Net gain on
      investments ....      21,648,488  22,134,033   1,228,250
                          ------------------------ -----------
    Net increase in net assets
      resulting from
      operations .....     $21,575,180 $21,986,759  $1,309,104
                          ======================== ===========

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended SEPTEMBER 30, 1995
                                 Asset    Limited-   Municipal
                              Strategy   Term Bond        Bond
                                  Fund        Fund        Fund
Investment Income         ------------ ----------- -----------
 Income:
   Interest ..........        $ 59,802    $413,764  $  873,380
   Dividends .........           6,360         ---         ---
                          ------------------------ -----------
    Total income  ....          66,162     413,764     873,380
                          ------------------------ -----------
 Expenses (Notes 2 and 3):
   Distribution fees .           9,413      48,609     107,841
   Investment management fee     9,766      35,989      79,887
   Service fee .......           3,422      14,512      32,886
   Transfer agency and
    dividend disbursing          2,363      14,634      20,808
   Registration fees..             411      10,524      11,661
   Accounting services fee         ---       5,000      10,000
   Custodian fees ....           1,390       1,284       2,771
   Audit fees ........             300       5,234       5,275
   Amortization of organization
    expenses  ........              63       3,259       3,259
   Amortization of prepaid
    registration fees            9,858         ---         ---
   Legal fees ........              59         359         839
   Other .............               2       3,162       5,063
                          ------------------------ -----------
    Total expenses  ..          37,047     142,566     280,290
                          ------------------------ -----------
      Net investment income
       (loss) ........          29,115     271,198     593,090
                          ------------------------ -----------
Realized and Unrealized Gain
 (Loss) on Investments
 Realized net gain
   on securities......           1,233      56,906      95,669
 Realized net gain
   from foreign currency
   transactions ......             ---         ---         ---
 Realized net loss on
   forward currency and
   futures contracts
   closed ............             ---         ---    (320,625)
                          ------------------------ -----------
   Realized net gain
    (loss) on investments        1,233      56,906    (224,956)
                          ------------------------ -----------
 Unrealized appreciation
   in value of securities
   during the period .         144,559     361,222     696,308
 Unrealized depreciation from
   translation of assets and
   liabilities in foreign
   currencies.........             ---         ---         ---
 Unrealized appreciation on
   forward currency
   contracts during the
   period ............             ---         ---         ---
                          ------------------------ -----------
   Unrealized appreciation     144,559     361,222     696,308
                          ------------------------ -----------
    Net gain on
      investments ....         145,792     418,128     471,352
                          ------------------------ -----------
    Net increase in net assets
      resulting from
      operations .....        $174,907    $689,326  $1,064,442
                          ======================== ===========

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended SEPTEMBER 30, 1995
                                 Total            International
                                Return      Growth      Growth
                                  Fund        Fund        Fund
Increase in Net Assets    ------------ ----------- -----------
 Operations:
   Net investment income
    (loss)  ..........    $    (73,308)$  (147,274)$    80,854
   Realized net gain (loss)
    on investments ...         598,151   2,234,613     187,537
   Unrealized
    appreciation  ....      21,050,337  19,899,420   1,040,713
                          ------------------------ -----------
    Net increase in net assets
      resulting from
      operations......      21,575,180  21,986,759   1,309,104
                          ------------------------ -----------
 Dividends to shareholders from
   net investment income*          ---         ---     (23,033)
                          ------------------------ -----------
 Capital share
   transactions** ....      19,500,008  23,566,418   4,010,792
                          ------------------------ -----------
      Total increase .      41,075,188  45,553,177   5,296,863

Net Assets
 Beginning of period       104,690,735 100,682,928  11,188,401
                          ------------------------ -----------
 End of period  ......    $145,765,923$146,236,105 $16,485,264
                          ======================== ===========
   Undistributed net
    investment income        $(73,308)  $(140,763)    $170,268
                              ========      ======       =====
                  *See "Financial Highlights" on pages 53-58.
**Shares issued from sale
 of shares  ..........       1,882,072   1,701,935     507,258
Shares issued from reinvest-
 ment of dividends  ..             ---         ---       2,800
Shares redeemed ......        (530,069)   (416,483)   (109,796)
                          ------------------------ -----------
Increase in outstanding
 capital shares ......       1,352,003   1,285,452     400,262
                          ======================== ===========
Value issued from sale
 of shares  ..........     $27,057,875 $31,279,566  $5,064,231
Value issued from reinvest-
 ment of dividends  ..             ---         ---      26,516
Value redeemed .......      (7,557,867) (7,713,148) (1,079,955)
                          ------------------------ -----------
Increase in outstanding
 capital  ............     $19,500,008 $23,566,418  $4,010,792
                          ======================== ===========
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended SEPTEMBER 30, 1995
                                 Asset    Limited-   Municipal
                              Strategy   Term Bond        Bond
                                  Fund        Fund        Fund
Increase in Net Assets    ------------ ----------- -----------
 Operations:
   Net investment income
    (loss)  ..........      $   29,115 $   271,198 $   593,090
   Realized net gain (loss)
    on investments ...           1,233      56,906    (224,956)
   Unrealized
    appreciation  ....         144,559     361,222     696,308
                          ------------------------ -----------
    Net increase in net assets
      resulting from operations174,907     689,326   1,064,442
                          ------------------------ -----------
 Dividends to shareholders from
   net investment income*      (20,513)   (271,198)   (593,090)
                          ------------------------ -----------
 Capital share
   transactions**.....       6,637,687      27,638   1,555,008
                          ------------------------ -----------
      Total increase .       6,792,081     445,766   2,026,360

Net Assets
 Beginning of period               ---  12,418,766  27,434,082
                          ------------------------ -----------
 End of period  ......      $6,792,081 $12,864,532 $29,460,442
                          ======================== ===========
   Undistributed net
    investment income           $8,602      $  ---      $  ---
                                ======      ======      ======
                  *See "Financial Highlights" on pages 53-58.
**Shares issued from sale
 of shares  ..........         676,866     251,528     387,588
Shares issued from reinvest-
 ment of dividends  ..           1,974      26,249      52,082
Shares redeemed ......         (25,991)   (274,931)   (291,156)
                          ------------------------ -----------
Increase in outstanding
 capital shares ......         652,849       2,846     148,514
                          ======================== ===========
Value issued from sale
 of shares  ..........      $6,881,251  $2,501,408  $4,033,444
Value issued from reinvest-
 ment of dividends ...          20,522     261,300     540,851
Value redeemed .......        (264,086) (2,735,070) (3,019,287)
                          ------------------------ -----------
Increase in outstanding
 capital  ............      $6,637,687   $  27,638  $1,555,008
                          ======================== ===========
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended MARCH 31, 1995
                                        Total                        Limited-       Municipal          Global
                                       Return           Growth      Term Bond            Bond          Income
                                         Fund             Fund           Fund            Fund            Fund
                                 ------------      -----------     ----------     -----------     -----------
Increase in Net Assets
  Operations:
    Net investment income
      (loss) ...............     $    (33,889)     $     6,511     $  472,776     $ 1,111,479     $   413,902
    Realized net gain (loss)
      on investments .......         (393,447)       2,636,976        (74,217)       (654,808)       (205,154)
    Unrealized appreciation
      (depreciation) .......        6,249,301       13,371,790        (78,479)      1,079,863         203,578
                                 ------------      -----------     ----------     -----------     -----------
      Net increase in net assets
        resulting from operations   5,821,965       16,015,277        320,080       1,536,534         412,326
                                 ------------      -----------     ----------     -----------     -----------
  Dividends to shareholders from:*
    Net investment income ..              ---              ---       (472,776)     (1,111,479)       (413,902)
    Realized net gain from
      investment transactions             ---       (1,599,535)        (9,889)            ---             ---
                                 ------------      -----------     ----------     -----------     -----------
                                          ---       (1,599,535)      (482,665)     (1,111,479)       (413,902)
                                 ------------      -----------     ----------     -----------     -----------
   Capital share transactions**    37,133,483       42,742,909        910,216       2,048,542         907,668
                                 ------------      -----------     ----------     -----------     -----------
     Total increase ........       42,955,448       57,158,651        747,631       2,473,597         906,092
Net Assets
  Beginning of period ......       61,735,287       43,524,277     11,671,135      24,960,485      10,282,309
                                 ------------      -----------     ----------     -----------     -----------
  End of period ............     $104,690,735     $100,682,928    $12,418,766     $27,434,082     $11,188,401
                                 ============     ============    ===========     ===========     ===========
    Undistributed net
      investment income ....             $---           $6,511           $---            $---            $---
                                         ====           ======           ====            ====            ====
                  *See "Financial Highlights" on pages 53-58.
**Shares issued from sale
 of shares  ..........              3,945,209        3,125,059        466,132         603,090         243,352
Shares issued from reinvest-
  ment of dividends and/or
  capital gains
  distributions ......                    ---          105,331         47,776         101,809          44,248
Shares redeemed ......               (870,169)        (365,439)      (420,022)       (507,544)       (190,297)
                                 ------------      -----------     ----------     -----------     -----------
Increase in outstanding
  capital shares .....              3,075,040        2,864,951         93,886         197,355          97,303
                                    =========        =========         ======         =======          ======
Value issued from sale
  of shares  .........            $47,666,060      $46,616,473     $4,491,826      $6,050,262      $2,259,874
Value issued from reinvest-
  ment of dividends and/or
  capital gains
  distributions ......                    ---        1,597,857        460,066       1,014,595         410,904
Value redeemed .......            (10,532,577)      (5,471,421)    (4,041,676)     (5,016,315)     (1,763,110)
                                 ------------      -----------     ----------     -----------     -----------
Increase in outstanding
  capital ............            $37,133,483      $42,742,909     $  910,216      $2,048,542      $  907,668
                                  ===========      ===========     ==========      ==========      ==========
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the                               For the
                 six months        For the fiscal          period
                      ended year ended March 31,            ended
              September 30,----------------------        March 31,
                       1995           1995    1994          1993*
                     ------         ------  ------         ------
Net asset value,
 beginning of
 period  ........... $12.73         $11.99  $11.07         $10.00
                     ------         ------  ------         ------
Income from investment
 operations:
 Net investment loss  (0.01)          0.00   (0.01)           .02
 Net realized and
   unrealized gain
   on investments ..   2.50            .74     .93           1.07
                     ------         ------  ------         ------
Total from investment
 operations  .......   2.49            .74     .92           1.09
                     ------         ------  ------         ------
Less dividends from net
 investment income     0.00          (0.00)  (0.00)         (0.02)
                     ------         ------  ------         ------
Net asset value,
 end of period  .... $15.22         $12.73  $11.99         $11.07
                     ======         ======  ======         ======
Total return .......  19.56%          6.17%   8.31%         10.91%
Net assets, end of
 period (000
 omitted) ..........$145,766       $104,691$61,735        $12,460
Ratio of expenses
 to average net
 assets  ...........   2.01%**        2.05%   2.16%          2.21%
Ratio of net investment
 income to average
 net assets  .......  -0.12%**       -0.04%  -0.12%          0.32%
Portfolio turnover
 rate  .............  15.05%**       16.60%  17.31%         23.97%

  *The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the                               For the
                 six months        For the fiscal          period
                      ended year ended March 31,            ended
              September 30,----------------------        March 31,
                       1995           1995    1994          1993*
                     ------         ------  ------         ------
Net asset value,
 beginning of
 period  ........... $16.90         $14.08  $11.68         $10.00
                     ------         ------  ------         ------
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.01)          0.00   (0.04)         (0.02)
 Net realized and
   unrealized gain
   on investments ..   3.30           3.15    2.75           1.79
                     ------         ------  ------         ------
Total from investment
 operations  .......   3.29           3.15    2.71           1.77
                     ------         ------  ------         ------
Less distributions:
 Dividends from net
   investment
   income ..........  (0.00)         (0.00)  (0.00)         (0.01)
 Distribution from
   capital gains ...  (0.00)         (0.33)  (0.31)         (0.08)
                     ------         ------  ------         ------
Total distributions   (0.00)         (0.33)  (0.31)         (0.09)
                     ------         ------  ------         ------
Net asset value,
 end of period  .... $20.19         $16.90  $14.08         $11.68
                     ======         ======  ======         ======
Total return .......  19.47%         22.61%  23.16%         17.71%
Net assets, end of
 period (000
 omitted)  .........$146,236       $100,683$43,524       $7,976
Ratio of expenses
 to average net
 assets  ...........   2.15%**        2.23%   2.34%          2.50%
Ratio of net investment
 income to average
 net assets  .......  -0.24%**        0.01%  -0.97%         -0.68%
Portfolio turnover
 rate ..............  26.99%**       56.30%  69.12%        124.44%

  *The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND*
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                 six months        For the fiscal          period
                      ended year ended March 31,            ended
              September 30,----------------------        March 31,
                       1995           1995    1994         1993**
                     ------         ------  ------         ------
Net asset value,
 beginning of
 period  ...........  $9.36          $9.37   $9.68         $10.00
                     ------          -----   -----         ------
Income from investment
 operations:
 Net investment
   income ..........   0.06            .36     .34            .20
 Net realized and
   unrealized gain (loss)
   on investments ..   0.93          (0.01)  (0.31)         (0.32)
                     ------          -----   -----         ------
Total from investment
 operations  .......   0.99            .35     .03          (0.12)
                     ------          -----   -----         ------
Less distributions:
 Dividends declared
   from net investment
   income ..........  (0.02)         (0.36)  (0.26)         (0.20)
 Tax-basis return of
   capital..........  (0.00)         (0.00)  (0.08)         (0.00)
                     ------          -----   -----         ------
Total distributions.  (0.02)         (0.36)  (0.34)         (0.20)
                     ------          -----   -----         ------
Net asset value,
 end of period  .... $10.33          $9.36   $9.37         $ 9.68
                     ======          =====   =====         ======
Total return .......  10.63%          3.84%   0.33%         -1.28%
Net assets, end of
 period (000
 omitted)  .........$16,485        $11,188 $10,282         $7,181
Ratio of expenses
 to average net
 assets  ...........   2.61%***       2.29%   2.24%          2.06%
Ratio of net investment
 income to average
 net assets  .......   1.19%***       3.87%   3.56%          3.88%
Portfolio turnover
 rate  ............. 144.11%***      13.33%  34.90%          8.35%
   *International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.
   **The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
   ***Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
For a Share of Capital Stock Outstanding
Throughout Each Period:
                            For the
                             period
                               from
                           April 20,
                               1995
                            through
                           September
                           30, 1995*
                           ---------
Net asset value,
 beginning of period         $10.00
                             ------
Income from investment
 operations:
 Net investment
   income ..........           0.06
 Net realized and
   unrealized gain
   on investments...           0.39
                             ------
Total from investment
 operations ........           0.45
Less dividends from
   net investment
   income...........          (0.05)
                             ------
Net asset value,
 end of period .....         $10.40
                             ======
Total return .......           4.51%
Net assets, end of
 period (000
 omitted)  .........         $6,792
Ratio of expenses
 to average net
 assets ............           2.95%
Ratio of net investment
 income to average net
 assets ............           2.32%
Portfolio
 turnover rate .....           0.54%

 *The Fund's inception date is January 31, 1995; however, since the Fund did not have investment activity or incur expenses prior to the date of public offering, the per-share data and ratios are for a capital share outstanding for the period from April 20, 1995 (initial public offering) through September 30, 1995. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                 six months        For the fiscal          period
                      ended year ended March 31,            ended
              September 30,----------------------        March 31,
                       1995           1995    1994          1993*
                     ------         ------  ------         ------
Net asset value,
 beginning of
 period  ........... $ 9.70          $9.84  $10.06         $10.00
                     ------          -----  ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.21           0.39     .35            .18
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.33          (0.13)  (0.20)           .06
                     ------          -----  ------         ------
Total from investment
 operations  .......   0.54            .26     .15            .24
                     ------          -----  ------         ------
Less distributions:
 Dividends declared
   from net investment
   income ..........  (0.21)         (0.39)  (0.35)         (0.18)
 Distribution from
   capital gains ...  (0.00)         (0.01)  (0.02)         (0.00)
                     ------          -----  ------         ------
Total distributions   (0.21)         (0.40)  (0.37)         (0.18)
                     ------          -----  ------         ------
Net asset value,
 end of period  .... $10.03          $9.70  $ 9.84         $10.06
                     ======          =====  ======         ======
Total return .......   5.57%          2.73%   1.41%          2.40%
Net assets, end of
 period (000
 omitted)  .........$12,865        $12,419 $11,671         $6,259
Ratio of expenses
 to average net
 assets  ...........   2.21%**        2.17%   2.14%          2.15%
Ratio of net investment
 income to average
 net assets ........   4.21%**        4.05%   3.41%          3.48%
Portfolio turnover
 rate  .............  28.82%**       29.20%  25.90%         39.64%

  *The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the                               For the
                 six months        For the fiscal          period
                      ended year ended March 31,            ended
              September 30,----------------------        March 31,
                       1995           1995    1994          1993*
                     ------         ------  ------         ------
Net asset value,
 beginning of
 period  ........... $10.30         $10.12  $10.53         $10.00
                     ------         ------  ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.22            .44     .39            .21
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.18            .18   (0.28)           .53
                     ------         ------  ------         ------
Total from investment
 operations  .......   0.40            .62     .11            .74
                     ------         ------  ------         ------
Less distributions:
 Dividends declared
   from net investment
   income ..........  (0.22)         (0.44)  (0.39)         (0.21)
 Distribution from
   capital gains ...   0.00          (0.00)  (0.13)         (0.00)
                     ------         ------  ------         ------
Total distributions   (0.22)         (0.44)  (0.52)         (0.21)
                     ------         ------  ------         ------
Net asset value,
 end of period  .... $10.48         $10.30  $10.12         $10.53
                     ======         ======  ======         ======
Total return .......   3.90%          6.37%   0.76%          7.37%
Net assets, end of
 period (000
 omitted)  .........$29,460        $27,434 $24,960         $8,557
Ratio of expenses
 to average net
 assets  ...........   1.96%**        1.94%   1.98%          1.94%
Ratio of net investment
 income to average
 net assets  .......   4.15%**        4.41%   3.62%          3.99%
Portfolio turnover
 rate  .............  24.56%**       56.92%  18.93%        140.02%

  *The Corporation's inception date is January 29, 1992; however, since the Fund did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from September 21, 1992 (initial public offering) through March 31, 1993. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995

Note 1 - Significant Accounting Policies

     Waddell & Reed Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues six classes of capital shares; each class represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using pricing systems provided by a major dealer in bonds or by an information service. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or
     closing prices quoted by major dealers in such stocks.   Securities for
     which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 5 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

F.   Futures -- See Note 6 -- Futures.

NOTE 2 -- Organization

     The Corporation was incorporated in Maryland on January 29, 1992 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until September 21, 1992 (the date of the initial public offering). The original Corporation consisted of five mutual funds - Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund (formerly known as Global Income Fund.)

     On April 24, 1992, Waddell & Reed, Inc. ("W&R"), the Corporation's principal distributor and underwriter, purchased for investment 2,000 shares of each class of the original Corporation at their net asset value of $10.00 per share.

     The Corporation's organizational expenses in the amount of $162,960 were advanced to the Corporation by W&R and are an obligation to be paid by the original mutual funds. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering.

     Asset Strategy Fund was incorporated in Maryland on January 31, 1995 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until April 20, 1995 (the date of the initial public offering).

     Asset Strategy Fund had prepaid registration fees in the amount of $23,659 which were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable evenly over 12 months.

     Asset Strategy Fund's organizational expenses in the amount of $759 were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

     Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee computed on each Fund's net assets as of the close of business each day at the following annual rates: Total Return Fund - 0.71% of net assets, Growth Fund - 0.81% of net assets, International Growth Fund - 0.81% of net assets, Asset Strategy Fund - 0.81% of net assets, Limited-Term Bond Fund - 0.56% of net assets, and Municipal Bond Fund - 0.56% of net assets. The fee is accrued and paid daily.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level               Annual Fee
          (all dollars in millions)       Rate for Each Fund
          ------------------------       -------------------
          From $    0  to $   10                $      0
          From $   10  to $   25                $ 10,000
          From $   25  to $   50                $ 20,000
          From $   50  to $  100                $ 30,000
          From $  100  to $  200                $ 40,000
          From $  200  to $  350                $ 50,000
          From $  350  to $  550                $ 60,000
          From $  550  to $  750                $ 70,000
          From $  750  to $1,000                $ 85,000
               $1,000 and Over                  $100,000

     The Corporation also pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.0208 for each shareholder account which was in existence at any time during the prior month plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Corporation also reimburses W&R, WRIMCO and WARSCO for certain out-of-pocket costs.

     The Corporation has adopted a 12b-1 plan under which W&R, principal underwriter and sole distributor of the Corporation's shares, is compensated in an amount calculated and payable daily up to 1% annually of each of the Fund's average daily net assets. This fee consists of two elements: (i) up to 0.75% may be paid to the Distributor (W&R) for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended September 30, 1995, the Distributor received $1,512,774 in 12b-1 payments. During this same period W&R paid sales commissions of $1,421,157.

     A contingent deferred sales charge may be assessed against a shareholder's redemption amount and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended September 30, 1995, the Distributor received $269,296 in deferred sales charges.

     The Corporation paid Directors' fees of $5,139.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

     Investment securities transactions for the period ended September 30, 1995 are summarized as follows:

                              Total          Internationl
                             Return    Growth    Growth
                               Fund      Fund      Fund
                        --------------------------------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities             $25,283,451$ 34,825,505$13,437,158
Purchases of U.S. Government
 securities                     ---       ---       ---
Purchases of short-term
 securities              37,284,590189,888,47113,909,035
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities    8,868,54011,430,027 7,809,647
Proceeds from maturities
 and sales of U.S.
 Government securities          ---       ---   481,973
Proceeds from maturities
 and sales of short-term
 securities              29,798,000189,878,00015,335,138

                              Asset  Limited- Municipal
                           Strategy      Term      Bond
                               Fund      Fund      Fund
                        --------------------------------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities              $2,205,050$1,260,528$3,859,685
Purchases of U.S. Government
 securities               1,597,406   916,830       ---
Purchases of short-term
 securities               8,971,001 3,256,000 6,204,029
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities        4,073 1,196,345 3,270,591
Proceeds from maturities
 and sales of U.S.
 Government securities          ---   538,738       ---
Proceeds from maturities
 and sales of short-term
 securities               6,375,135 3,810,000 5,571,383

     For Federal income tax purposes, cost of investments owned at September 30, 1995 and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                                                          Appreciation
                            Cost AppreciationDepreciation(Depreciation)
                     ----------- -------------------------------------
Total Return Fund   $119,707,568  $31,026,300    $630,475  $30,395,825
Growth Fund          111,490,643   37,310,068   2,216,312   35,093,756
International Growth
 Fund                 15,203,204    1,411,880     409,075    1,002,805
Asset Strategy Fund    6,426,201      156,119      11,560      144,559
Limited-Term Bond Fund12,645,695      136,909      81,098       55,811
Municipal Bond Fund   28,524,900      891,044     454,838      436,206

NOTE 5 -- Federal Income Tax Matters

     For Federal income tax purposes, Growth Fund realized capital gain net income of $2,636,976, during the year ended March 31, 1995, of which a portion was paid to shareholders during the year ended March 31, 1995. Remaining capital gain net income will be distributed to the Fund's shareholders. For Federal income tax purposes, Total Return Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund realized net capital losses.
A portion of the net capital loss was deferred to the year ending March 31, 1996 (see discussion below). Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. Fiscal year 1995 net capital losses and cumulative capital loss carryovers are summarized below:

                    Net capital
                    loss for       Deferred          Available
                    the year       to year           for offset
                    ended          ending         through March 31,
                    March 31,      March 31,      -----------------
                    1995           1996           2002           2003
                    --------       --------       --------   --------
Total Return
  Fund              $659,519       $156,256       $723,114   $503,263
Limited-Term
  Bond Fund           74,217         47,672         26,545     26,545
Municipal Bond
  Fund               654,808        321,084        333,723    333,723
International Growth
  Fund               287,847         24,934        270,669    262,913

     Code regulations permit a Fund to defer, into its next fiscal year, net capital losses incurred from November 1 to the end of its fiscal year ("post-October losses"). Post-October losses incurred were as follows: Total Return Fund -- $156,256; Limited-Term Bond Fund -- $47,672; Municipal Bond Fund -- $321,084; and International Growth Fund -- $24,934.

NOTE 6 -- Futures

     Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Waddell & Reed Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the six mutual funds comprising Waddell & Reed Funds, Inc. (the "Corporation"), issuer of the respective six classes of capital shares (Total Return Fund, Growth Fund, International Growth Fund, Asset Strategy Fund, Limited-Term Bond Fund and Municipal Bond Fund) at September 30, 1995, the results of its operations for the six months then ended for the Total Return Fund, Growth Fund, International Growth Fund, Limited-Term Bond Fund and Municipal Bond Fund and for the period from April 20, 1995 to September 30, 1995 for the Asset Strategy Fund and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
November 3, 1995

DIRECTORS

Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
James B. Judd, Kansas City, Missouri
William T. Morgan, Los Angeles, California
Doyle Patterson, Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona
Leslie S. Wright, Birmingham, Alabama


OFFICERS
Keith A. Tucker, President
James C. Cusser, Vice President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Mark G. Seferovich, Vice President
W. Patrick Sterner, Vice President
John E. Sundeen, Jr., Vice President
Russell E. Thompson, Vice President
James D. Wineland, Vice President
Mark L. Yockey, Vice President






To all IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

WADDELL & REED FUNDS, INC.

Total Return Fund
Growth Fund
International Growth Fund
Asset Strategy Fund
Limited-Term Bond Fund
Municipal Bond Fund






























------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

WRR3000SA(9-95)
printed on recycled paper